Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Other income, net
Government grants		¥ 327	¥ 252	¥ 388
Amortization of the excess value in relation to the restructuring of Payment Services	$ (27)	(166)
Others		658	413	229
Total	$ 401	2,486	2,429	894
Ant Financial Services and Alipay
Other income, net
Fees		2,121	2,076	465
Royalty fee and software technology services fee | Ant Financial Services and Alipay
Other income, net
Fees		¥ 1,667	¥ 1,764	¥ 277